Condensed Schedule of Investment (Parenthetical) (USD $)	Feb. 23, 2012	Feb. 24, 2011
United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
United States Treasury Bills, amortized cost	$ 6,400,000	$ 9,598,087
CMX Gold
Limited Partners' Capital Account [Line Items]
Number of contracts	171	233
SERIES A | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
United States Treasury Bills, amortized cost	3,700,000	4,949,019
SERIES A | CMX Gold
Limited Partners' Capital Account [Line Items]
Number of contracts	108	116
SERIES B | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
United States Treasury Bills, amortized cost	$ 2,700,000	$ 4,649,068
SERIES B | CMX Gold
Limited Partners' Capital Account [Line Items]
Number of contracts	63	117